Long-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Investments [Abstract]
Schedule of Long-term investments

	December 31, 2019	December 31, 2018
Cummins Westport Inc. (a)	$7,850	$6,309
Weichai Westport Inc. (b)	1,824	1,824
Other equity accounted investees	913	685
	$10,587	$8,818
The Company recognized its share of CWI’s income and received dividends as follows:

	Years ended December 31,
	2019	2018	2017
Investment income from CWI	$26,586	$22,701	$12,482
Dividends received	25,045	23,191	16,633

Assets, liabilities, revenue and expenses of CWI, are as follows:

	December 31, 2019	December 31, 2018
Current assets:
Cash and short-term investments	$90,296	$85,812
Accounts receivable	1,363	2,336
Other current assets	—	120
Long-term assets:
Property, plant and equipment	844	934
Deferred income tax assets	21,322	22,851
Total assets	$113,825	$112,053
Current liabilities:
Current portion of warranty liability	$19,816	$19,829
Current portion of deferred revenue	16,678	21,299
Accounts payable and accrued liabilities	3,858	4,348
	40,352	45,476
Long-term liabilities:
Warranty liability	30,463	22,995
Deferred revenue	23,667	27,009
Other long-term liabilities	3,631	3,943
	57,761	53,947
Total liabilities	$98,113	$99,423

	Years ended December 31,
	2019	2018	2017
Product revenue	$246,503	$227,408	$235,220
Parts revenue	115,267	91,997	82,077
	361,770	319,405	317,297
Cost of revenue and expenses:
Cost of product and parts revenue	257,717	228,452	207,840
Research and development	15,933	18,000	30,733
General and administrative	1,363	1,474	1,113
Sales and marketing	17,950	15,350	19,675
Foreign exchange loss	8	12	51
Bank charges, interest and other	372	706	609
	293,343	263,994	260,021
Income from operations	68,427	55,411	57,276
Interest and investment income	2,421	1,939	982
Income before income taxes	70,848	57,350	58,258
Income tax expense:
Current	16,102	8,397	16,068
Deferred (1)	1,575	3,552	17,226
	17,677	11,949	33,294
Income for the year	$53,171	$45,401	$24,964

(1)    As a result of the U.S. tax reform substantially enacted in the fourth quarter of 2017, CWI recorded a deferred tax expense of $13,423 in 2017 arising from related adjustments to deferred income tax assets.

Schedule of Variable Interest Entities
The carrying amount and maximum exposure to losses relating to CWI were as follows:

	Balance at December 31, 2019		Balance at December 31, 2018
	Carrying amount	Maximum exposure to loss	Carrying amount	Maximum exposure to loss
Equity method investment in CWI	$7,850	$7,850	$6,309	$6,309
Accounts receivable due from CWI	272	272	122	122